STOCK BASED COMPENSATION - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 447,605	$ 635,028	$ 1,512,292	$ 1,895,789	$ 2,490,409	$ 2,362,340
Cost of revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	118,774	167,899	364,286	522,627	640,847	988,003
Research and Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	112,528	145,848	378,442	480,131	617,386	143,439
Selling and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	9,371	81,901	(189,828)	181,413	266,675	46,299
General and Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 206,932	$ 239,380	$ 959,392	$ 711,618	$ 965,501	$ 1,184,599